Bank Debt (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Bank Debt (Textual)
Carrying value of assets pledged against bank debt		$ 25,000		$ 25,000	$ 77,037
Weighted average interest rate on bank debt		5.64%		8.20%	7.85%
Interest expense associated with bank debt	26,217	28,603	54,820	185,479	45,678
Installment Notes [Member]
Bank Debt (Textual)
Number of installment notes		2		2
Notes payable monthly principal and interest		533		533	533
Interest rate		9.05%		9.05%	9.05%
Percentage of notes secured by vehicles		0.00%		0.00%	0.00%
Maturity period of debt		July 2016.		July 2016	July 2016.
Line of Credit [Member]
Bank Debt (Textual)
Maturity period of debt		Maturing between July 2013 and February 2020		Maturing between July 2013 and February 2020	Maturing between July 2013 and February 2020.
Number of lines of credit		5		5	5
Interest rate on lines of credit, minimum		5.50%		5.50%	5.50%
Interest rate on lines of credit, maximum		9.75%		9.75%	9.75%
Line of Credit [Member] | Minimum [Member]
Bank Debt (Textual)
Notes payable monthly principal and interest		0		0	0
Line of Credit [Member] | Maximum [Member]
Bank Debt (Textual)
Notes payable monthly principal and interest		$ 13,166		$ 13,166	$ 13,166